ACQUISITIONS AND DISPOSITION	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ACQUISITIONS AND DISPOSITION	ACQUISITIONS AND DISPOSITION
Acquisition of American Equity Investment Life Holdings Company in May 2024
On May 2, 2024, the Company, through its subsidiary American National, completed the acquisition of AEL, an Iowa corporation, by acquiring all of AEL’s issued and outstanding common stock not already owned for a total consideration of approximately $4.0 billion comprised of $2.5 billion in cash and $1.1 billion of stock consideration in the form of class A limited voting shares of Brookfield Asset Management Ltd. (“BAM Shares”). The remaining consideration primarily relates to the previously held equity interest in AEL prior to the acquisition as well as the effective settlement of previously held reinsurance agreement between AEL and NER SPC.
Accounting for the acquisition of AEL is not finalized, and there remains some measurement uncertainty on the acquisition valuation, which is pending completion of a comprehensive evaluation of the net assets acquired, including but not limited to identifiable intangible assets, deferred income tax assets, and policyholders’ account balances. The financial statements as of December 31, 2024 reflect management’s current best estimate of the purchase price allocation. Final valuation of the assets acquired and liabilities assumed and the completion of the purchase price allocation will occur by the second quarter of 2025. As a result, the excess of the purchase price over the fair value of net assets acquired, representing goodwill of $662 million as of December 31, 2024 may be adjusted in future periods. Goodwill recognized is not deductible for income tax purposes.
Subsequent to the acquisition, on May 7, 2024, American National completed a downstream merger with AEL and changed its name to American National Group Inc. and reincorporated as a Delaware corporation.
The acquired business operations of AEL, which are now part of ANGI, contributed revenues of $2.1 billion and a net income of $179 million to the Company for the period from May 2, 2024 to December 31, 2024. Had the acquisition occurred on January 1, 2023, the consolidated unaudited pro forma revenue and net income would be: (i) $14.9 billion and $1.9 billion, respectively, for the year ended December 31, 2024; and (ii) $9.4 billion and $813 million, respectively, for the year ended December 31, 2023. The pro forma amounts have been calculated using the subsidiary’s results and adjusting them for the revised depreciation and amortization that would have been charged assuming the fair value adjustments to investments, property and equipment and intangible assets had applied from January 1, 2023, together with the consequential tax effects.
Management’s current best estimate of the purchase price allocation reflects the inclusion of updated mortality, base lapse and utilization assumptions related to AEL’s market risk benefits liability as part of its annual assumptions review which took place in the third quarter of 2024. This resulted in a $45 million increase in both the VOBA asset and market risk benefits liability. In addition, discount rate and tax assumptions relating to intangible assets were updated, resulting in a $40 million decrease in intangible assets, $8 million increase to deferred tax asset and a $32 million increase in goodwill.
The following summarizes the consideration transferred, fair value of assets acquired and liabilities assumed as of the acquisition date:

US$ MILLIONS
Fair value of consideration transferred:
Cash	$2,525
BAM Shares transferred by the Company	1,111
Fair value of the Company’s pre-existing reinsurance agreement effectively settled	(541)
Fair value of the Company’s pre-existing interest in AEL	897
Total	$3,992
Assets acquired:
Investments	$42,960
Cash and cash equivalents	13,367
Accrued investment income	414
Value of business acquired	9,321
Reinsurance recoverables and deposit assets	6,851
Property and equipment	42
Intangible assets	1,540
Other assets	671
Total assets acquired	75,166
Liabilities assumed:
Future policy benefits	311
Policyholders’ account balances	61,473
Market risk benefits	3,023
Notes payable	768
Subsidiary borrowings	84
Funds withheld for reinsurance liabilities	3,371
Other liabilities	2,093
Total liabilities assumed	71,123
Less: Non-controlling interest	713
Net assets acquired	3,330
Goodwill	$662
The Company identified that a reinsurance agreement between AEL and NER SPC constituted a pre-existing relationship in accordance with ASC 805 that would need to be effectively settled as part of the acquisition. The Company recognized an effective settlement loss of $48 million as a result of derecognizing certain assets and liabilities in relation to the reinsurance agreement, which include deferred policy acquisition costs, deferred sales inducements, reinsurance funds withheld, policyholders’ account balances and market risk benefits liability. The effective settlement loss was included in “Investment related gains (losses)” in the statements of operations. Concurrently, the Company derecognized NER SPC’s accumulated other comprehensive loss pertaining to market risk benefits liability, recognizing an additional loss of $66 million in “Investment related gains (losses)” in the statements of operations.
The gain on disposal as a result of remeasuring to fair value the pre-existing equity interest in AEL immediately prior to the business combination was approximately $4 million, recognized in “Investment related gains (losses)” in the statements of operations.
Acquisition-related costs of $127 million incurred were recorded as “Operating expenses” in the statements of operations.
Acquisition of Argo Group International Holdings, Inc. in November 2023
On November 16, 2023, the Company acquired Argo Group International Holdings, Ltd. On November 30, 2023, Argo Group International Holdings, Ltd. was re-domiciled to a U.S. corporation and changed its name to Argo Group International Holdings, Inc. Argo is an underwriter of specialty insurance products in the property and casualty market. Upon closing of the acquisition, the Company acquired 100% of all Argo’s issued and outstanding shares in exchange for $30 per share in an all-cash transaction for $1.1 billion. The Company acquired all assets and assumed all liabilities of Argo as of the closing date and consolidates the business for financial statement purposes.
The initial acquisition accounting resulted in a bargain purchase gain, which represents the excess of the fair value of net assets acquired over the purchase price, which was deferred by recognizing a provisional deferred credit of $51 million within “Other liabilities” on the statements of financial position.
Upon finalizing the valuations of certain assets and liabilities, we eliminated the deferred bargain purchase gain of $51 million by increasing the deferred tax asset and liabilities for unpaid claims and claim adjustment expenses by $14 million and $65 million, respectively.
The following summarizes the consideration transferred, as well as the fair value of assets acquired and liabilities assumed as of the acquisition date, the valuation of which was finalized in the fourth quarter of 2024:

US$ MILLIONS
Cash consideration transferred	$1,059
Assets acquired:
Investments	$3,460
Cash and cash equivalents	713
Accrued investment income	17
Value of business acquired	176
Reinsurance funds withheld	20
Premiums due and other receivables	332
Ceded unearned premiums	388
Deferred tax asset	68
Reinsurance recoverables	2,982
Property and equipment	85
Intangible assets	186
Other assets	166
Total assets acquired	8,593
Liabilities assumed:
Policy and contract claims	5,591
Unearned premium reserve	986
Subsidiary borrowings	369
Other liabilities	451
Total liabilities assumed	7,397
Less: Non-controlling interest	137
Net assets acquired	$1,059
Disposition of Held-for-Sale Business by American National in December 2023
On December 1, 2023, the Company, through its subsidiary American National, closed the sale of its held-for-sale health insurance business to a third party. The business was acquired by a third party for cash proceeds of $79 million through their acquisition of 100% of the stock of one wholly-owned subsidiary and certain reinsurance transactions. The carrying value of the disposed business was approximately $36 million. After taking into account the transaction and other costs of $10 million, the Company recognized a pre-tax gain on the sale of $33 million for the year ended December 31, 2023, which was included in “Investment related gains (losses)” in the statements of operations.